Investee Companies and other investments (Pumped Storage Projects) (Narrative) (Details) € in Thousands, ₪ in Thousands			1 Months Ended							12 Months Ended
	Jun. 02, 2017 EUR (€)	Nov. 03, 2014	Dec. 27, 2017 ILS (₪)	Dec. 27, 2017 EUR (€)	Jul. 31, 2014 ILS (₪)	Jul. 31, 2014 EUR (€)	Nov. 30, 2013 ILS (₪) Installment	Nov. 30, 2013 EUR (€) Installment	Jul. 17, 2013 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016	Dec. 31, 2017 EUR (€)	Jul. 17, 2013 EUR (€)
Disclosure of subsidiaries [line items]
Amount of loan											€ 66,092		€ 44,864
Repayment of loan and accrued interest											(13,593)
NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages | ₪			₪ 4,238
Euro [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Claims damages				€ 1,020
Euro [Member] | Kochav Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Claims damages				1,020
Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition											798
Remaining amount of Acquisition											9,300
Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of Acquisition | ₪										₪ 3,400
Remaining amount of Acquisition | ₪										39,800
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds									24.00%
Amount of loan														€ 164
Repayment of loan and accrued interest								€ 200
Additional compensation aggregate amount								€ 1,400
Number of installments | Installment							2	2
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid								€ 250
Compensation received						€ 260
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid								€ 1,160
Compensation received											€ 1,282
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Amount of loan | ₪									₪ 770
Repayment of loan and accrued interest | ₪							₪ 1,000
Additional compensation aggregate amount | ₪							6,700
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | First Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪							1,200
Compensation received | ₪					₪ 1,200
A.R.Z. Electricity Ltd [Member] | Pumped Storage Projects [Member] | NIS [Member] | Second Installment [Member]
Disclosure of subsidiaries [line items]
Compensation paid | ₪							₪ 5,500
Compensation received | ₪										₪ 5,500
Electra's holdings [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital holds		100.00%
Sheva Mizrakot Ltd [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		25.00%
Ellomay Pumped Storage [Member]
Disclosure of subsidiaries [line items]
Percentage of subsidiary owned												75.00%
Licence period												72 months
Ellomay Pumped Storage [Member] | NIS [Member] | Kochav Hayarden's [Member]
Disclosure of subsidiaries [line items]
Obligated post bond for damages	€ 2,000
Kochav Pumped Storage [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Claims damages				€ 4,200
Agira Sheuva Electra, L.P [Member] | Pumped Storage Projects [Member]
Disclosure of subsidiaries [line items]
Percentage of acquire cooperatives holdings		75.00%